Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov. 01, 2011
Allianz NFJ Small-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Small-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz NFJ Small-Cap Value Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital and income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class
A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the
"Classes of Shares" section beginning on page 133 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions,
when it buys and sells securities (or "turns over" its
portfolio). The Fund's portfolio turnover rate for the
fiscal year ended June 30, 2011 was 26%. High levels of
portfolio turnover may indicate higher transaction costs
and may result in higher taxes for you if your Fund shares
are held in a taxable account. These costs, which are not
reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds.
The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity
securities of companies with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of between $100 million and
$3.5 billion. The Fund normally invests significantly in securities of companies that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the Fund's selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund's selection universe, analyzing factors such as price momentum (i.e., changes in
security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts'
earnings-per-share estimates) and fundamental changes.
After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts
(REITs) and non-U.S. securities, including emerging market
securities.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less
transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and
Turnover Risk (high levels of portfolio turnover increase
transaction costs and taxes and may lower investment performance).
Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An
investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class B,
Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads).
Bar Chart, Closing	rr_BarChartClosingTextBlock
More Recent Return Information

1/1/11-9/30/11                  -9.63%

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    17.16%

Lowest 10/01/2008-12/31/2008    -21.03%

Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz NFJ Small-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Small-Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(9.63%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.03%)
Allianz NFJ Small-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Small-Cap Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Allianz NFJ Small-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Small-Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Allianz NFJ Small-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Small-Cap Value Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Allianz NFJ Small-Cap Value Fund | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1991
Allianz NFJ Small-Cap Value Fund | Lipper Small-Cap Core Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Core Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1991
Allianz NFJ Small-Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.18%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	664
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	910
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,176
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,933
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	664
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	910
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,176
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,933
Annual Return 2001	rr_AnnualReturn2001	18.61%
Annual Return 2002	rr_AnnualReturn2002	2.54%
Annual Return 2003	rr_AnnualReturn2003	30.22%
Annual Return 2004	rr_AnnualReturn2004	23.08%
Annual Return 2005	rr_AnnualReturn2005	10.33%
Annual Return 2006	rr_AnnualReturn2006	18.56%
Annual Return 2007	rr_AnnualReturn2007	6.11%
Annual Return 2008	rr_AnnualReturn2008	(26.46%)
Annual Return 2009	rr_AnnualReturn2009	23.94%
Annual Return 2010	rr_AnnualReturn2010	24.89%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1991
Allianz NFJ Small-Cap Value Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.06%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1991
Allianz NFJ Small-Cap Value Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1991
Allianz NFJ Small-Cap Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.93%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	696
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	912
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,254
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,998
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	196
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	612
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,054
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,998
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1991
Allianz NFJ Small-Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.93%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	296
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	612
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,054
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,283
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	196
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	612
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,054
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,283
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.65%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1991
Allianz NFJ Small-Cap Value Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.43%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	795
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,744
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	146
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	459
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	795
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,744
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.61%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1991

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	Effective November 1, 2011, AGIFM has voluntarily agreed to observe, through October 31, 2012, an irrevocable waiver of a portion of its advisory fees (together with administrative fees paid to AGIFM, a component of "Management Fees"), which reduces the 0.60% contractual fee rate by 0.025% on assets in excess of $3 billion, by an additional 0.025% on assets in excess of $4 billion and by an additional 0.025% on assets in excess of $5 billion, each based on the Fund's average daily net assets.